Loan from the European Investment Bank (“EIB”) - Schedule of Liability Presented in the Balance Sheets is Comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Liability Presented in the Balance Sheets is Comprised [Abstract]
Effective interest rate, Loan component	6.84%
Amount, Loan component	$ 3,988	$ 4,172
Effective interest rate, Royalties’ component	15.52%
Amount, Royalties’ component	$ 315	289
Total	$ 4,303	$ 4,461